Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2021 CNY (¥)
Accrued Expenses and Other Liabilities [Line Items]
Equity rate			0.5533%
Total consideration			¥ 6,000
Investment	¥ 2,300	$ 324
Ningbo Tuowei [Member]
Accrued Expenses and Other Liabilities [Line Items]
Equity rate			0.5533%